SEC. File Nos. 33-66214
                                                811-7888

             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549


                         FORM N-1A
                  Registration Statement
                           Under
                the Securities Act of 1933
              Post-Effective Amendment No. 7

                           and

                  Registration Statement
                          Under
            The Investment Company Act of 1940
                     Amendment No. 9


       LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
     (Exact Name of Registrant as specified in charter)
                  333 South Hope Street
              Los Angeles, California 90071
       (Address of principal executive offices)

     Registrant's telephone number, including area code:
                     (213) 486-9200


               JULIE F. WILLIAMS, Secretary
       LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                  333 South Hope Street
               Los Angeles, California 90071
          (name and address of agent for service)


                      Copies to:
               ROBERT E. CARLSON, ESQ.
       PAUL, HASTINGS, JANOFSKY & WALKER LLP
                555 S. Flower Street
             Los Angeles, CA 90071-2371
            (Counsel for the Registrant)


     Approximate date of proposed public offering:
It is proposed that this filing will become effective on October 1, 1998, pursuant to paragraph (a) of rule 485.

                           LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                                     CROSS REFERENCE SHEET

ITEM NUMBER OF                                                CAPTIONS IN PROSPECTUS (PART "A")
PART "A" OF FORM N-1A



1.      Front and Back Cover Pages                             Front and Back Cover Pages

2.      Risk/Return Summary:  Investments, Risks and           Risk/Return Summary
        Performance

3.      Risk/Return Summary:  Fee Table                        Risk/Return Summary

4.      Investment Objectives, Principal Strategies,           Investment Objective, Strategies and
        and Related Risks                                      Risks

5.      Management's Discussion of Fund Performance            N/A

6.      Management, Organization, and Capital Structure        Management and Organization

7.      Shareholder Information                                Shareholder Information

8.      Distribution Arrangements                              Shareholder Information

9.      Financial Highlights Information                       Financial Highlights



ITEM NUMBER OF                                                 CAPTIONS IN STATEMENT OF
PART "B" OF FORM N-1A                                          ADDITIONAL INFORMATION (PART "B")



10.     Cover Page and Table of Contents                        Cover Page and Table of Contents

11.     Fund History                                            Fund Organization and Voting Rights

12.     Description of the Fund and its Investments and         Fund Organization and Voting Rights;
        Risks                                                   Fund Policies and Investment
                                                                Restrictions; Description of Certain
                                                                Securities and Investment Techniques

13.     Management of the Fund                                  Management; Fund Officers and
                                                                Trustees

14.     Control Persons and Principal Holders of                N/A
        Securities

15.     Investment Advisory and Other Services                  Management; General Information; Fund
                                                                Officers and Trustees

16.     Brokerage Allocation and Other Practices                Management; Execution of Portfolio
                                                                Transactions

17.     Capital Stock and Other Securities                      None

18.     Purchase, Redemption and Pricing of Shares              Purchase of Shares; Selling Shares;
                                                                Shareholder
                                                                Account Services and Privileges;
                                                                General Information

19.     Taxation of Fund                                        Dividends and Distributions

20.     Underwriters                                            Management; Management and
                                                                Organization

21.     Calculation of Performance Data                         Investment Results

22.     Financial Statements                                    Financial Statements



ITEM IN PART "C"



23.     Exhibits

24.     Persons Controlled by or under
        Common Control with Registrant

25.     Indemnification

26.     Business and Other Connections of
        Investment Adviser

27.     Principal Underwriters

28.     Location of Accounts and Records

29.     Management Services

30.     Undertakings

        Signature Page


                 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA (SM)

                                   PROSPECTUS






                                OCTOBER 1, 1998


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT CONSIDERED THE MERITS OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
333 South Hope Street
Los Angeles, California 90071

TICKER SYMBOL:  LTEBX                 NEWSPAPER ABBREV.:  LtdTEBd
                                 FUND NO.:  43

TABLE OF CONTENTS

Risk/Return Summary

Fees and Expenses

Investment Objective, Strategies and Risks

Important Recent Developments

Management and Organization

Shareholder Information

Distribution Arrangements

Financial Highlights

RISK/RETURN SUMMARY

The fund seeks to provide you with current income that is exempt from regular federal income tax and to preserve your investment. It seeks to achieve these objectives by primarily investing in municipal bonds with average effective maturities between 3 and 10 years and with quality ratings of A or better.

The fund is suited for investors seeking income exempt from federal taxes and with more price stability than stocks, as well as capital preservation over the long term.

The value of your investment may decline in response to certain events including those directly involving issuers of securities held in the fund's portfolio, adverse conditions affecting the general economy, or overall market declines. In addition, the value of these securities may be affected by their effective maturities and credit ratings, as well as interest rate fluctuations. Accordingly, you may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other entity or person.


INVESTMENT RESULTS

The fund calculates its results in the following ways:

- TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

- YIELD generally reflects the income return on the fund's investments based on the current portfolio as calculated by a formula mandated by the Securities and Exchange Commission. Yield is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period. A yield calculated using this formula may be different than the income actually paid to shareholders.

- DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by annualizing the current month's dividend and dividing by the average price for the month.

The following information illustrates how the fund's results fluctuate:

For periods ended December 31, 1997:

                      The fund at       The fund at

Average Annual        net asset         maximum                    Lehman         Lipper

Total Return          value /1/         sales charge /1/,/2/       Index /3/      Average /4/



One Year              xx.xx %           xx.xx %                    xx.xx %        xx.xx %

Five Years            xx.xx%            xx.xx%                     xx.xx%         xx.xx%


SEC Yield /1/,/2/: x.xx%
Distribution Rate /2/:  x.xx%
(For current yield and distribution rate information call 1-800-421-9900)

/1/ These fund results were calculated according to a standard formula that is required for all stock and bond funds.
/2/ Includes maximum sales charge.
/3/ Lehman Brothers 7-Year Municipal Bond Index represents the investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/4/ The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Here are the fund's results calculated without a sales charge on a calendar year basis. (If a sales charge were included, results would be lower.)

1993           3.47%
1994          (2.9)
1995          12.35
1996           4.46
1997          xx.xx

The fund's year-to-date return for the period ending June 30, 1998 was     %.

The fund's highest/lowest quarterly results during this time period were:

- Highest  xxxx  (quarter ended xx)
- Lowest   xxxx  (quarter ended xx)

Past results are not an indication of future results.

FEES AND EXPENSES OF THE FUND

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge imposed on purchases
 (as a percentage of offering price)               4.75%

Sales charges are reduced or eliminated for larger purchases. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following any purchases you made without a sales charge.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM THE FUND ASSETS)

Management Fees                                    xx.xx% /1/

Service (12b-1) Fees                               xx.xx% /2/

Other Expenses                                     xx.xx%

  ____________________                 xx.xx%

  ____________________                 xx.xx%

  ____________________                 xx.xx%

Total Annual Fund Operating
Expenses


/1/ Does not reflect fee waiver. The fund's investment advisory and service agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the fund's average net assets. With the waiver, fees (as a percentage of average net assets) are 0.xx%. Under certain circumstances, as described in the statement of additional information, the fund may be required to repay amounts waived.
/2/ 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



One year                                          $xx

Three years                                       $xx

Five years                                        $xx

Ten years                                         $xx


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The fund seeks to provide you with current income that is exempt from regular federal income tax and to preserve your investment. It seeks to achieve these objectives by primarily investing in municipal bonds with average effective maturities between 3 and 10 years and with quality ratings of A or better. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. In addition, the fund may purchase securities that would subject you to federal alternative minimum taxes. The fund may temporarily invest in taxable short-term debt securities in response to unfavorable market conditions (which would prevent the fund from achieving its investment objective).

Your investment may be adversely affected by market conditions and other factors. For example, credit rating downgrades and rising interest rates may cause the value of the fund's investments to decline. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring economic and legislative developments.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek values at reasonable prices.

The following chart illustrates the portfolio composition of the fund as of the end of its fiscal year.

[chart]


Average effective maturity of the fund's portfolio =    years


                                                        Percent of
Five Largest Project Types                              Net Assets


Because the fund is actively managed, its holdings will change from time to time.

IMPORTANT RECENT DEVELOPMENTS

YEAR 2000
The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including the investment adviser and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.


MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investment. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for the Limited Term Tax-Exempt Bond Fund of America are listed on the following page.

                                                                YEARS OF EXPERIENCE AS
                                                               INVESTMENT PROFESSIONAL
                                                                    (APPROXIMATE)
                                                               .........................
                                        YEARS OF EXPERIENCE
                                       AS PORTFOLIO COUNSELOR  WITH CAPITAL
PORTFOLIO COUNSELORS                      FOR LIMITED TERM     RESEARCH AND
  FOR LIMITED TERM                        TAX-EXEMPT BOND       MANAGEMENT
  TAX-EXEMPT BOND                         FUND OF AMERICA       COMPANY OR
  FUND OF AMERICA     PRIMARY TITLE(S)     (APPROXIMATE)      ITS AFFILIATES TOTAL YEARS
----------------------------------------------------------------------------------------
NEIL L.               Senior Vice      4 years (since         19 years       19 years
LANGBERG              President of     the fund began
                      the fund. Vice   operations)
                      President--
                      Investment
                      Management
                      Group, Capital
                      Research and
                      Management
                      Company
----------------------------------------------------------------------------------------
MARK R.               Vice President   3 years                3 years        12 years
MACDONALD             of the fund.
                      Vice
                      President--
                      Investment
                      Management
                      Group, Capital
                      Research and
                      Management
                      Company
----------------------------------------------------------------------------------------
BRENDA S.             Vice President,  1 year                 6 years        8 years
ELLERIN               Capital
                      Research
                      Company*

 The fund began operations on October 6, 1993
 * A wholly owned subsidiary of Capital Research and Management Company

SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                   CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                  800/421-0180

 [U.S. MAP]

      WESTERN SERVICE    WESTERN CENTRAL    EASTERN CENTRAL      EASTERN SERVICE
      CENTER             SERVICE CENTER     SERVICE CENTER       CENTER
      American Funds     American Funds     American Funds       American Funds
      Service Company    Service Company    Service Company      Service Company
      P.O. Box 2205      P.O. Box 659522    P.O. Box 6007        P.O. Box 2280
      Brea, California   San Antonio,       Indianapolis,        Norfolk, Virginia
      92822-2205         Texas              Indiana              23501-2280
      Fax: 714/671-7080  78265-9522         46206-6007           Fax: 757/670-4773
                         Fax: 210/530-4050  Fax: 317/735-6620

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER ARE DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS.
Additionally, accounts held by investment dealers may not offer certain services. If you have any questions, please contact your dealer.

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone . . ." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS

To establish an account                $1,000
To add to an account                   $   50

SHARE PRICE

The fund determines its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                         Sales Charge as a
                                         Percentage of

Investment                               Offering        Net            Dealer
                                         Price           Amount         Concession
                                                         Invested       as % of
                                                                        Offering
                                                                        Price

Less than $25,000                        4.75%           4.99%          4.00%

$25,000 but less than $50,000            4.50%           4.71%          3.75%

$50,000 but less than $100,000           4.00%           4.17%          3.25%

$100,000 but less than $250,000          3.50%           3.63%          2.75%

$250,000 but less than $500,000          2.50%           2.56%          2.00%

$500,000 but less than $1 million        2.00%           2.04%          1.60%

$1 million or more and certain           see below       see below      see below
other investments described
below


PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY THESE ACCOUNTS MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information or "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to or sponsor informational meetings for dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) shares those shares in any of the following ways:

  THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's name must be sold through the dealer

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)

- A signature guarantee is required if the redemption is:
   --Over $50,000;
   --Made payable to someone other than the registered shareholder(s); or --Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE (R) OR AMERICAN FUNDSLINE ONLINE (SM):

- Redemptions by telephone or fax (including American FundsLine (R) and American FundsLine OnLine (SM) are limited to $50,000 per shareholder each day

- Checks must be made payable to the registered shareholder(s)

- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE (R), OR AMERICAN FUNDSLINE ONLINE (SM)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.


DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distributes the accrued dividends to you each month. Capital gains, if any, are usually distributed in November or December.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

Tax Consequences

Interest on municipal bonds is generally not included in gross income for federal income tax purposes. The fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements. However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund. Dividends derived from taxable interest income, distributions of capital gains and dividends on gains from the disposition of certain market discount bonds will not be exempt from federal, state or local income tax.

Dividends and capital gains are generally taxable whether they are reinvested or received in cash--unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-US partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Price Waterhouse LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.

                                             Years ended July 31

                                             1998       1997         1996        1995        1994/1/

Net Asset Value, Beginning of Period                    $14.36       $14.29      $14.10      $14.29

INCOME FROM INVESTMENT OPERATIONS:

Net Investment Income                                   .68          .69         .69         .49

Net Gains or Losses on Securities                       .43          .07         .19         (.19)
(both realized and unrealized)

Total From Investment Operations                        1.11         .76         .88         .30



LESS DISTRIBUTIONS:

Dividends (from net investment                          (.68)        (.69)       (.69)       (.49)
 income)

Returns of Capital                                                   xx.xx       xx.xx       xx.xx

Total Distributions

Net Asset Value, End of Period                          $14.79       $14.36      $14.29      $14.10



Total Return/2/                                         7.96%        5.39%       6.45%       2.11%/3/



RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period                               $203         $197        $191        $189

Ratio of Expenses to Average Net                        .83%         .85%        .90%        .73%/3/
 Assets Before Fee Waiver

Ratio of Expenses to Average Net                        .75%         .74%        .64%        .51%/3/
 Assets After Fee Waiver

Ratio of Net Income to Average Net                      4.70%        4.77%       4.88%       3.67%/3/
 Assets

Portfolio Turnover Rate                                 31.89%       34.95%      45.82       42.21%/3/


/1/ The period ended July 31, 1994 represents the initial period of operations from October 6, 1993 to July 31, 1994.
/2/ Excludes maximum sales charge of 4.75%.
/3/ Based on operations for the period shown and, accordingly, are not representatives of a full year's operations.

For Shareholder                  For Retirement Plan               For Dealer Services
Services                         Services

American Funds Service           Call your employer or             American Funds
Company                           plan administrator                Distributors
800/421/0180                                                       800/421-9900 ext.11


For 24-hour Information
American FundsLine (R)              American Funds
800/352-3590                        Internet Web site
                                    http://www.americanfunds.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

Multiple Translations

This prospectus may be translated into other languages. If there are any inconsistencies or ambiguities, the English text will prevail.

OTHER FUND INFORMATION

Annual/Semi-Annual Report to Shareholders

Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

Statement of Additional Information (SAI)

Contains more detailed information on all aspects of the fund, including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

Code of Ethics

Includes a description of the fund's personal investing policy.
To request a free copy of any of the documents above:

Call American Funds   or   Write to the Secretary of the fund
Service Company            333 South Hope Street
800/421-0180               Los Angeles, California  90071

Investment Company File No. 811-7888

                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

                                    Part B
                       Statement of Additional Information

                                October 1, 1998

 This document is not a prospectus but should be read in conjunction with the current prospectus dated October 1, 1998 of Limited Term Tax-Exempt Bond Fund of America (the "fund"). The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

Limited Term Tax-Exempt Bond Fund of America
Attention:  Secretary
333 South Hope Street
Los Angeles, CA  90071
(213) 486-9200
                               Table of Contents


Item                                                               Page No.

Certain Investment Limitations                                     2



Description of Certain Securities and Investment Techniques        3



Investment Restrictions                                            7



Fund Organization and Voting Rights                                9



Fund Officers and Trustees                                         10



Management                                                         13



Dividends and Distributions                                        16



Additional Information Concerning Taxes                            16



Purchase of Shares                                                 20



Selling Shares                                                     26



 Shareholder Account Services and Privileges                       27



Execution of Portfolio Transactions                                30



General Information                                                30



Investment Results                                                 31



Description of Ratings for Debt Securities                         33



Financial Statements                                               attached




                         CERTAIN INVESTMENT LIMITATIONS

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

TAX-EXEMPT SECURITIES
- Portion of the fund that must be in tax-exempt securities              80%
- Securities that would constitute an item of tax preference subject to 20% federal alternative minimum tax

 DEBT SECURITIES
- Portion of the fund that must be in debt rated A or better             65%
- Portion of the fund that may be in debt rated BBB/Baa                  35%
- Bonds rated BB/Ba or below (if, as a result of downgrade or otherwise, 0% the fund holds more than 5% rated BB/Ba or below, the fund will dispose of the excess as expeditiously as possible)

 MUNICIPAL BONDS
- Portion of the fund that must be in tax-exempt bonds (any debt securities 65% having initial maturities in excess of one year)

 MATURITY
- Dollar-weighted average effective maturity of the portfolio   3 to 10 years
- Maximum dollar-weighted average nominal or stated maturity of the portfolio 15 years
- Maximum effective maturity of any security                         10 years
- Maximum nominal or stated maturity of any security                 25 years
- Cash or high-quality taxable short-term securities up to one year in maturity
under normal market conditions   20%


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

 The descriptions below are intended to supplement the material in the prospectus under "Investment Policies and Risks."

DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.

 The fund intends to invest in debt securities rated in the top four categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or unrated but determined to be of comparable quality by Capital Research and Management Company. (See "Description of Ratings for Debt Securities" below.)

 The fund may invest in debt securities rated Baa or BBB by Moody's or S&P or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company. These securities are considered "investment grade" but also may have speculative characteristics. Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

 Subsequent to its purchase by the fund, an issue of bonds or notes may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such obligation from the fund's portfolio, but the Investment Adviser will consider such an event in its determination of whether the fund should continue to hold such obligation in its portfolio. If, however, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in bonds rated Ba by Moody's and BB by S&P or below or unrated but of comparable quality, commonly known as high-yield, high-risk" or "junk" bonds, the fund will dispose of the excess as expeditiously as possible.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- High-yield, high-risk bonds can be very sensitive to adverse economic changes and political and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds.

 PAYMENT EXPECTATIONS -- High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. A high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the fund's assets.

LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, state and local income tax are rendered by bond counsel to the issuing authorities at the time of issuance.

 The two principal classifications of municipal bonds are general obligation and limited obligation, or revenue, bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

 Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

 Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.

MUNICIPAL LEASE OBLIGATIONS -- The fund may invest without limitation in municipal lease revenue obligations. The fund currently intends to purchase only municipal lease revenue obligations that are determined to be liquid by Capital Research and Management Company. In determining whether these securities are liquid, Capital Research and Management Company will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuer and lessee, the terms of the lease, frequency and volume of trading, and number of dealers.

ZERO COUPON BONDS -- Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

PRE-REFUNDED BONDS -- From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The fund may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals or whenever interest rates change. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

 As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in amount sufficient to meet its payment
obligations in these transactions.    Although these transactions will not be
entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

RESTRICTED SECURITIES AND ILLIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities whose principal trading market is in the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

TEMPORARY INVESTMENTS -- The fund may invest in short-term municipal obligations of up to one year in maturity during periods of temporary defensive strategy resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. See "Additional Information Concerning Taxes" below. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements (which are subject to the limitations described below).

REPURCHASE AGREEMENTS -- Although the fund has no current intention to do so during the next 12 months, the fund may enter on a temporary basis into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

PORTFOLIO MANAGEMENT -- In seeking to achieve the fund's objective, the Investment Adviser causes the fund to purchase securities which it believes represent the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term structure of interest rates, political developments, and variations in the supply of funds available for investment in the tax-exempt market relative to the demand for the funds placed upon it. These latter factors change continuously and should be met with a dynamic, responsive approach to the investment process. Some of the more important portfolio management techniques that are utilized by the Investment Adviser are set forth below.

MATURITY -- Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund will not purchase any security with an effective maturity of more than 10 years. In calculating effective maturity, a feature such as a put, call or sinking fund will be considered to the extent it results in a security whose market characteristics indicate a maturity of 10 years or less, even though the nominal or stated maturity may be beyond 10 years. Capital Research and Management Company will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

 Additionally, the fund's dollar-weighted average nominal or stated portfolio maturity will not exceed 15 years, and the fund will not purchase any security with a nominal or stated maturity in excess of 25 years. For purposes of determining nominal or stated maturity, the fund will consider only the techniques approved for such purposes by the staff of the Securities and Exchange Commission which currently do not include any call or sinking fund features but are limited to those described in rule 2a-7(d) under the Investment Company Act of 1940 applicable to money market funds.

ADJUSTMENT OF MATURITIES -- The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly subject to maintaining, under normal market conditions, an average dollar-weighted portfolio maturity of 3 to 10 years. Longer term securities ordinarily yield more than shorter term securities but are subject to greater and more rapid price fluctuation. Keeping in mind the fund's objective, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.

ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

QUALITY -- Securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials also tend to fluctuate in response to political, economic and supply/demand factors. The Investment Adviser will attempt to take advantage of these fluctuations by adjusting the concentration of portfolio securities in any given quality category according to the value disparities produced by these yield relationship fluctuations.

 The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAXES -- The fund may invest up to 20% of its assets in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover to exceed 100% annually. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover over its lifetime.

                            INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or
(ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction. The fund may not:

  1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

  2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

  3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

  4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

  5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

  6.   Invest in companies for the purpose of exercising control or management;

  7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

  8. Issue senior securities, except as permitted under the Investment Company Act of 1940;

  9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage;

 10. Pledge or hypothecate assets in excess of one-third of the fund's total assets;

 11. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features); nor

 12. Invest in oil, gas, or other mineral exploration or development programs or leases.

NON-FUNDAMENTAL POLICIES -- The following policies may be changed by the Board of Trustees:

 1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

 2. The fund does not currently intend (at least for the next 12 months) to purchase the securities of any issuer (other than securities issued or guaranteed by the governments of any country or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

 3. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or as deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees and to the extent such investments are allowed by an exemptive order granted by the U.S. Securities and Exchange Commission.

 4. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets in restricted securities (excluding Rule 144A securities).

 5. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

 6. The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. Government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

 7. The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.

  For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

                      FUND ORGANIZATION AND VOTING RIGHTS
 The fund is an open-end, diversified management investment company. It was organized as a Massachusetts business trust in 1993.

 All fund operations are supervised by the fund's board of trustees. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Trustees and Trustee Compensation" below.

 The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of holders of at least 10% of shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

                           FUND OFFICERS AND TRUSTEES
                       Trustees and Trustee Compensation


NAME, ADDRESS AND AGE        POSITION WITH        PRINCIPAL             AGGREGATE          TOTAL              TOTAL
                             REGISTRANT           OCCUPATION(S)         COMPENSATION       COMPENSATION       NUMBER
                                                  DURING                (INCLUDING         (INCLUDING         OF FUND
                                                  PAST 5 YEARS          VOLUNTARILY        VOLUNTARILY        BOARDS
                                                  (POSITIONS            DEFERRED           DEFERRED           ON
                                                  WITHIN THE            COMPENSATION/1/)   COMPENSATION/1/    WHICH
                                                  ORGANIZATIONS         FROM THE FUND      FROM ALL FUNDS     TRUSTEE
                                                  LISTED MAY HAVE       DURING             MANAGED BY         SERVES
                                                  CHANGED DURING        FISCAL YEAR        CAPITAL            /2/
                                                  THIS PERIOD)          ENDED              RESEARCH AND
                                                                        JULY 31,           MANAGEMENT
                                                                        1998               COMPANY/2/
                                                                                           FOR THE YEAR
                                                                                           ENDED  JULY
                                                                                           31, 1998

H. Frederick Christie             Trustee              Private               $/3/               $                   18
P.O. Box 144                                           Investor.
Palos Verdes Estates, CA                               Former
90274                                                  President and
Age: 65                                                Chief Executive
                                                       Officer,
                                                       The Mission
                                                       Group (non-utility holding
                                                       Company,
                                                       subsidiary of
                                                       Southern
                                                       California
                                                       Edison Company)

+Don R. Conlan                    Trustee              President             none/4/            none/4/
Age: 62                                                (Retired), The                                              12
                                                       Capital Group
                                                       Companies, Inc.

Diane C. Creel                    Trustee              CEO and               $                  $                   12
100 W. Broadway                                        President,
Suite 5000                                             The Earth
Long Beach, CA 90802                                   Technology
Age:  49                                               Corporation
                                                       (international
                                                       consulting
                                                       engineering)

Martin Fenton, Jr.                Truste               Chairman,             $/3/               $                   16
4660 La Jolla                                          Senior Resource
Village Drive                                          Group
Suite 725                                              (management of
San Diego, CA  92122                                   senior living
Age:  63                                               centers)

Leonard R. Fuller                 Trustee              President,            $/3/               $                   12
4337 Marina City Drive                                 Fuller &
Suite 841 ETN                                          Company, Inc.
Marina del Rey, CA 90292                               (financial
Age:  52                                               management
                                                       consulting
                                                       firm)

+*Abner D. Goldstine              President,           Capital               none/4/             none/4/            12
Age:  68                          PEO and              Research and
                                  Trustee              Management
                                                       Company,
                                                       Senior Vice
                                                       President
                                                       and Trustee

+**Paul G. Haaga, Jr.             Chairman of          Capital               none/4/             none/4/            14
Age:  49                          the Board            Research and
                                                       Management
                                                       Company,
                                                       Executive Vice
                                                       President
                                                       and Trustee

Herbert Hoover III                Trustee              Private               $                  $                   13
1520 Circle Drive                                      Investor
San Marino CA  91108
Age: 70

Richard G. Newman                 Trustee              Chairman,             $ /3/              $                   13
3250 Wilshire Boulevard                                President and
Los Angeles, CA 90010-1599                             CEO,
Age:  63                                               AECOM
                                                       Technology
                                                       Corporation
                                                       (architectural
                                                       engineering)



+Trustees who are considered "interested persons as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

*Address is 11100 Santa Monica Boulevard, Los Angeles, CA  90025
*Address is 333 South Hope Street, Los Angeles, CA  90071

/1/ Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the Fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments whose shares may be owned only by tax-exempt organizations.

/3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Trustees is as
follows:  H. Frederick Christie ($        ), Martin Fenton, Jr. ($        ),
Leonard R. Fuller ($     ) and Richard G. Newman ($        ).  Amounts deferred
and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

/4/ Don R. Conlan, Paul G. Haaga, Jr. and Abner D. Goldstine are affiliated with the Investment Adviser and, accordingly, receive no compensation from the Fund.

                               OFFICERS
(with their principal occupations during the past five years)#

NAME AND ADDRESS                      AGE       POSITION(S) HELD           PRINCIPAL OCCUPATION(S)
                                                WITH REGISTRANT            DURING PAST 5 YEARS

Neil L. Langberg                      45        Senior Vice                Vice President - Investment
11100 Santa Monica Blvd.                        President                  Management Group, Capital
Los Angeles, CA 90025                                                      Research Company

Michael J. Downer                     43        Vice President             Senior Vice President - Fund
333 South Hope Street                                                      Business Management Group,
Los Angeles, CA 90071                                                      Capital Research and
                                                                           Management Company

Mary C. Hall                          40        Vice President             Senior Vice President - Fund
135 South State College Blvd.                                              Business Management Group,
Brea, CA 92821                                                             Capital Research and
                                                                           Management Company

Julie F. Williams                     50        Secretary                  Vice President - Fund
333 South Hope Street                                                      Business Management Group,
Los Angeles, CA 90071                                                      Capital Research and
                                                                           Management Company

Anthony W. Hynes, Jr.                 35        Treasurer                  Vice President - Fund
135 South State College Blvd.                                              Business Management Group,
Brea, CA 92821                                                             Capital Research and
                                                                           Management Company

Kimberly S. Verdick                   33        Assistant Secretary        Assistant Vice President -
333 South Hope Street                                                      Fund Business Management
Los Angeles, CA 90071                                                      Group, Capital Research and
                                                                           Management Company

Todd L. Miller                        39        Assistant Treasurer        Assistant Vice President -
135 South State College Blvd.                                              Fund Business Management
Brea, CA 92821                                                             Group, Capital Research and
                                                                           Management Company


# Positions within the organizations listed may have changed during this period.

 No compensation is paid by the fund to any officer or Trustee who is a director, officer, or employee of the Investment Adviser. The fund pays annual fees of $900 to Trustees who are not affiliated with the Investment Adviser, plus $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of July 1, 1998, the officers and Trustees and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world.
The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations, as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until May 31, 1999, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 The Investment Adviser receives a fee, at an annual rate of 0.30% per annum on the first $60 million of the fund's average net assets; plus 0.21% per annum on the portion of such net assets in excess of $60 million, plus 3% of the Fund's gross investment income for the preceding month. Assuming net assets of $300 million and gross income levels of 3%, 4%, 5%, 6%, and 7%, management fees would be 0.32%, 0.35%, 0.38%, 0.41% and 0.44%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.

  The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders, taxes; expenses of the issuance and redemption of shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees, and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

 The Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale.

 The Investment Adviser has agreed to bear any fund expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.75% of the fund's average net assets per annum, subject to reimbursement by the fund, during a period which will terminate at the earlier of (i) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or (ii) October 1, 2003. Each month, to the extent the fund owes money to the Investment Adviser pursuant to this provision of the Agreement and the fund's annualized expense ratio for the month is below 0.75%, the fund will reimburse the Investment Adviser until the fund's annualized expense ratio equals 0.75% or the debt is repaid, whichever comes first. During the period,
the Investment Adviser's total fees amounted to $         .

PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the period ended July
31, 1998 amounted to $           after allowance of $            to dealers.
During the fiscal years ended 1997 and 1996 , the Principal Underwriter received $155,000 and $222,000, after allowance of $222,000 and $906,000, respectively.

 As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by a majority of the entire Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are "interested persons" of the fund due to present or past affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the fund are improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund shall be committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. Plan expenditures are reviewed quarterly and must be renewed annually by the Board of Trustees.

 Under the Plan, the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees.).

 Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During
the period, the fund paid $           under the Plan as compensation to
dealers.  As of July 31, 1998, accrued and unpaid distribution expenses were $
             , or     % of the fund's net assets.

 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer with adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                          DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. The percentage of the distribution that is tax-exempt may vary from distribution to distribution. For the purpose of calculating dividends, daily net investment income of the fund consists of: (a) all interest income accrued on the fund's investments, including any original issue discount or market premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus (b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.

 Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

                    ADDITIONAL INFORMATION CONCERNING TAXES

 The following is only a summary of certain additional federal, state and local tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the fund or its shareholders, and the discussion here and in the fund's prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

 The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the fund would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (E.G., plans qualified under Section 401 of the Internal Revenue Code, Keogh-type plans and individual retirement accounts.) Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, the fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

 The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of its taxable and tax-exempt net investment income, it will be taxed only on that portion, if any, which it retains.

 To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 The percentage of total dividends paid by the fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for the fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the fund's assets must consist of certain tax-exempt obligations. Not later than 60 days after the close of its taxable year, the fund will notify each shareholder in writing of the portion of the dividends paid by the fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by the fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

 Interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes if the fund distributes exempt-interest dividends during the shareholder's taxable year.
If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

 While the fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually. The fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held fund shares. Such distributions will be designated as a capital gains distribution in a written notice mailed by the fund to shareholders not later than 60 days after the close of the fund's taxable year. If a shareholder receives a designated capital gain distribution (treated by the shareholder as a long-term capital gain) with respect to any fund share and such fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. The fund also may make a distribution of net realized long-term capital gains near the end of the calendar year to comply with certain requirements of the Code. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation.

 Similarly, while the fund does not expect to earn any significant investment company taxable income in the event that any taxable income is earned by the fund it will be distributed. In general, the fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The fund would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).

 The Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and upon other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. These provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.

 In most cases, the interest on "private activity" bonds as defined under the Code is an item of tax preference subject to the alternative minimum tax ("AMT") on corporations and individuals. The fund may invest up to 20% of its net assets in "private activity" bonds. As of the date of this statement of additional information, individuals are subject to an AMT at a maximum marginal rate of 28% (20% on capital gains with respect to assets held more than 18 months) and corporations at a rate of 20%. Shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum tax income. With respect to corporate shareholders of the fund, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the fund, is included in adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

 If for any taxable year the fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and may be eligible for the dividends received deduction for corporations. Under normal circumstances, no part of the distributions to shareholders by the fund is expected to qualify for the dividends-received deduction allowed to corporate shareholders.

 If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

 As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than 18 months is 20%; and on assets held more than one year and not more than 18 months is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax of up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters.

 Under the Code, distributions of net investment income by the fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation, or non-U.S. partnership (a "non-U.S. shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply.

                               PURCHASE OF SHARES

METHOD                   INITIAL INVESTMENT                            ADDITIONAL INVESTMENTS

                         See "Investment Minimums and Fund             $50 minimum (except where a
                         Numbers" for initial investment               lower minimum is noted under
                         minimums.                                     "Investment Minimums and Fund
                                                                       Numbers").

By contacting            Visit any investment dealer who is            Mail directly to your
your                     registered in the state where the             investment dealer's address
investment               purchase is made and who has a sales          printed on your account
dealer                   agreement with American Funds                 statement.
                         Distributors.

By mail                  Make your check payable to the fund and       Fill out the account additions
                         mail to the address indicated on the          form at the bottom of a recent
                         account application.  Please indicate         account statement, make your
                         an investment dealer on the account           check payable to the fund,
                         application.                                  write your account number on
                                                                       your check, and mail the check
                                                                       and form in the envelope
                                                                       provided with your account
                                                                       statement.

By telephone             Please contact your investment dealer         Complete the "Investments by
                         to open account, then follow the              Phone" section on the account
                         procedures for additional                     application or American
                         investments.                                  FundsLink Authorization Form.
                                                                       Once you establish the
                                                                       privilege, you, your financial
                                                                       advisor or any person with
                                                                       your account information can
                                                                       call American FundsLine(R) and
                                                                       make investments by telephone
                                                                       (subject to conditions noted
                                                                       in "Telephone and Computer
                                                                       Purchases, Redemptions and
                                                                       Exchanges" below).

By computer              Please contact your investment dealer         Complete the American
                         to open account, then follow the              FundsLink Authorization Form.
                         procedures for additional investments.        Once you establish the
                                                                       privilege, you, your financial
                                                                       advisor or any person with
                                                                       your account information may
                                                                       access American FundsLine(R)
                                                                       on the Internet and make
                                                                       investments by computer
                                                                       (subject to conditions noted
                                                                       in "Telephone and Computer
                                                                       Purchases, Redemptions and
                                                                       Exchanges" below).

By wire                  Call 800/421-0180 to obtain your              Your bank should wire your
                         account number(s), if necessary.              additional investments in the
                         Please indicate an investment dealer          same manner as described under
                         on the account.  Instruct your bank           "Initial Investment."
                         to wire funds to:
                         Wells Fargo Bank
                         155 Fifth Street
                         Sixth Floor
                         San Francisco, CA 94106
                         (ABA #121000248)
                         For credit to the account of:
                         American Funds Service Company
                         a/c #4600-076178
                         (fund name)
                         (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE

ORDER.


INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(R)                                $1,000                  02

American Balanced Fund(R)                    500                     11

American Mutual Fund(R)                      250                     03

Capital Income Builder(R)                    1,000                   12

Capital World Growth and Income Fund(SM)     1,000                   33

EuroPacific Growth Fund(R)                   250                     16

Fundamental Investors(SM)                    250                     10

The Growth Fund of America(R)                1,000                   05

The Income Fund of America(R)                1,000                   06

The Investment Company of America(R)         250                     04

The New Economy Fund(R)                      1,000                   14

New Perspective Fund(R)                      250                     07

SMALLCAP World Fund(SM)                      1,000                   35

Washington Mutual Investors Fund(SM)         250                     01

BOND FUNDS

American High-Income Municipal Bond Fund(SM)   1,000                   40

American High-Income Trust(R)                1,000                   21

The Bond Fund of America(SM)                 1,000                   08

Capital World Bond Fund(R)                   1,000                   31

Intermediate Bond Fund of America(R)         1,000                   23

Limited Term Tax-Exempt Bond Fund of         1,000                   43
 America(SM)

The Tax-Exempt Bond Fund of America(SM)      1,000                   19

The Tax-Exempt Fund of California(R)*        1,000                   20

The Tax-Exempt Fund of Maryland(R)*          1,000                   24

The Tax-Exempt Fund of Virginia(R)*          1,000                   25

U.S. Government Securities Fund(SM)          1,000                   22

MONEY MARKET FUNDS

The Cash Management Trust of America(R)      2,500                   09

The Tax-Exempt Money Fund of America(SM)     2,500                   39

The U.S. Treasury Money Fund of America(SM)   2,500                   49

___________
*Available only in certain states.


 --
 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                   6.10%            5.75%         5.00%

$50,000 but less than $100,000   4.71             4.50             3.75

BOND FUNDS

Less than $25,000                4.99             4.75             4.00

$25,000 but less than $50,000    4.71             4.50             3.75

$50,000 but less than $100,000   4.17             4.00             3.25

STOCK, STOCK/BOND, AND BOND
FUNDS

$100,000 but less than $250,000   3.63             3.50             2.75

$250,000 but less than $500,000   2.56             2.50             2.00

$500,000 but less than $1,000,000   2.04             2.00             1.60

$1,000,000 or more               none             none             (see below)



PURCHASES NOT SUBJECT TO SALES CHARGES -- Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchase. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

 (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more;

 (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS -- Commissions will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

REDUCING YOUR SALES CHARGE -- You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of 50,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will pay to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

 When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES -- You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

RIGHT OF ACCUMULATION -- You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments, Inc. (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

PRICE OF SHARES -- Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate the prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The net asset value per share of the money market funds normally will remain constant at 1.00 based on the funds' current practice of valuing their shares using the penny-rounding method in accordance with rules of the Securities and Exchange Commission.

 The price you pay for shares, the public offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 All portfolio securities of funds managed by Capital Research and Management Company are valued, and the net asset value per share is determined, as follows:

 1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

  Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

  Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

  Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board;

 2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

 3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

 Any purchase order may be rejected by the Principal Underwriter or by the fund. The fund will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)

- A signature guarantee is required if the redemption is:

-- Over 50,000;

-- Made payable to someone other than the registered shareholder(s); or

-- Sent to an address that has not been used with the account for at least 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that are eligible guarantor institutions.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

- You must include any shares you wish to sell that are in certificate form. TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM)

- Redemptions by telephone or fax (including American FundsLine(R) and American FundsLine OnLine(SM)) are limited to 50,000 per shareholder each day.

- Checks must be made payable to the registered shareholder(s).

- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of 1,000 or more wired to your bank by writing American Funds Service Company.

- You may establish check writing privileges (use the money market funds application).

-- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

 Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

 The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

 You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company.

CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of 1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59-1/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified (50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT --Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or you investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed 5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

 You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) or American FundsLine OnLine(sm) (see "American FundsLine(R) and American FundsLine OnLine(sm) below), or by telephoning 800/421-0180 toll-free, faxing (see "Transfer Agent" below for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of 50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least 5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM) -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to 50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) and American FundsLine OnLine(sm). To use this service, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(R) and American FundsLine OnLine(sm) are subject to the conditions noted above and in "Redeeming Shares--Telephone and Computer Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER REDEMPTIONS AND EXCHANGES -- By using the telephone or computer (including American FundsLine(R)) and American FundsLine OnLine(sm), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may reinstate them at any time also by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

REDEMPTION OF SHARES -- The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder if the shares owned by such shareholder through redemptions, market decline or otherwise, have a value of less than the minimum initial investment amount required of new shareholders of that series or Class, (determined, for this purpose only as the greater of the shareholder's cost or the current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gain distributions). Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

 Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund does not intend to pay a mark-up in exchange for research in connection with principal transactions.
                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as custodian.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related
shareholder service functions.  It was paid a fee of $        for the fiscal
year ended July 31, 1998.

INDEPENDENT ACCOUNTANTS -- PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information have been so included in reliance on the report of the independent accountants given on the authority of said firm as experts in accounting and auditing.

SHAREHOLDER VOTING RIGHTS -- At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any trustee or trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of trustees, as though the fund were a common-law trust. Accordingly, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on July 31. It provides shareholders at least semi-annually with reports showing the investment portfolio, financial statements and other information audited annually by the fund's independent accountants, PricewaterhouseCoopers LLP, whose selection is determined annually by the Board of Trustees.

PERSONAL INVESTING POLICY -- The Investment Adviser and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the fund.

 The financial statements including the investment portfolio and the report of independent accountants contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

MAXIMUM OFFERING PRICE PER SHARE -- JULY 31, 1998



Net asset value and redemption price per share

(Net assets divided by shares outstanding)                     $

Maximum offering price per share (100/95.25 of

per share net asset value, which takes into account

the fund's current maximum sales charge)                        $


                               INVESTMENT RESULTS

 The fund's yield is based on a 30-day (or one month) period ended July 31, 1998, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[(a-b/cd + 1)/6/ -1]

Where: a = dividends and interest earned during the period.
       b = expenses accrued for the period (net of reimbursements).
       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
       d = the maximum offering price per share on the last day of the period.

 The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The fund's tax equivalent yield based on the maximum individual effective federal tax rate of 39.6% for the 30-day (or
one month) period ended July 31, 1998 was       %.

 The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by annualizing the current month's dividend and dividing by the average net asset value or maximum offering price for the month. The distribution rate may differ from the yield.

 As of July 31, 1998, the fund's total return over the past twelve months and average annual total return over its lifetime were 6.06% and 9.20%, respectively. Over the fund's lifetime (October 6, 1993 to July 31, 1998), the Lehman Brothers 7-Year Municipal Bond Index/1/ and the Lipper Intermediate
Municipal Debt Funds Average/2/ had average annual total returns of      % and
     %, respectively.

 The fund's average annual total return ("T") will be computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of 1,000 ("P") over a number of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/=ERV.

 In calculating average annual total return, the fund assumes: (1) deduction of the maximum sales load of 4.75% from the 1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for one, five and ten-year periods after such a period has elapsed.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

 The fund may also refer to results compiled by organizations such as Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services. Additionally, the fund may refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

/1/ The Lehman Brothers 7-Year Municipal Bond Index is unmanaged, reflects no expenses or management fees and consists of a large universe of municipal bonds issued as state general obligations or revenue bonds with a minimum rating of BBB by Standard & Poor's Corporation.

/2/The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.
                   DESCRIPTION OF RATINGS FOR DEBT SECURITIES

 The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:

BONDS --

"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

NOTES --

"The MIG 1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

COMMERCIAL PAPER --

"Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."

 Standard & Poor's Corporation rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

"Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

NOTES --

"The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

 The SP-2 rating denotes a satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER --

The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation."

                                   PART C
               LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                             OTHER INFORMATION

ITEM 23. EXHIBITS
(a) Previously filed (see Post-Effective Amendment No. 6 filed 9/29/97).
(b) Previously filed (see Post-Effective Amendment No. 6 filed 9/29/97).
(c) Previously filed (see Post-Effective Amendment No. 6 filed 9/29/97).
(d) Previously filed (see Post-Effective Amendment No. 6 filed 9/29/97).
(e) Previously filed (see Post-Effective Amendment No. 6 filed 9/29/97).
(f) None.
(g) Previously filed (see Post-Effective Amendment No. 6 filed 9/29/97).
(h) None.
(i) Not applicable to this filing.
(j) Consent of Independent Accountants (to be provided by amendment)
(k) None
(l) Previously filed (see Post-Effective Amendment No. 6 filed 9/29/97).
(m) Previously filed (see Post-Effective Amendment No. 6 filed 9/29/97).
(n) EX-27 Financial Data Schedule (EDGAR)
(o) None.

ITEM 24 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
 None.

ITEM 25. INDEMNIFICATION.

 Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

 Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a Trustee, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a Trustee, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determinations so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  The fund will comply with the indemnification requirements contained in the 1940 Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980).
In addition, indemnification by the Trust shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, the fund has undertaken to the staff of the Securities and Exchange Commission that the fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the Investment Company Act of 1940.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.

ITEM 27. PRINCIPAL UNDERWRITERS.

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)           (1)                           (2)                        (3)

           NAME AND PRINCIPAL             POSITIONS AND OFFICES       POSITIONS AND OFFICES
           BUSINESS ADDRESS                 WITH UNDERWRITER          WITH REGISTRANT



            David L. Abzug                                 Regional Vice President                               None

          27304 Park Vista Road
          Agoura Hills, CA 91301



          John A. Agar                   Regional Vice President     None
          1501 N. University Drive, Suite 227A
          Little Rock, AR  72207



          Robert B. Aprison              Vice President              None
          2983 Bryn Wood Drive
          Madison, WI 53711



S          Richard L. Armstrong           Assistant Vice President    None



L          William W. Bagnard             Vice President              None



          Steven L. Barnes               Senior Vice President       None
          5400 Mt. Meeker
          Boulder, CO 80301



B          Carl R. Bauer                  Assistant Vice President    None



            Michelle A. Bergeron           Vice President              None
          4160 Gateswalk Drive
          Smyrna, GA  30080



            Joseph T. Blair                Senior Vice President       None
          27 Drumlin Road
          West Simsbury, CT 06092



            John A. Blanchard              Regional Vice President     None
          6421 Aberdeen Road
          Mission Hills, KS  66208



            Ian B. Bodell                  Senior Vice President       None

            P.O. Box 1665
          Brentwood, TN 37024-1665



            Michael L. Brethower                          Vice President                               None
          2320 N. Austin Avenue
          Georgetown, TX 78626





            C. Alan Brown                  Regional Vice President
            4129 Laclede Avenue                                        None
          St. Louis, MO  63108



L          Daniel C. Brown                Senior Vice President       None

H          J. Peter Burns                 Vice President              None



            Brian C. Casey                 Regional Vice President     None
          8002 Greentree Road
          Bethesda, MD  20817



            Victor C. Cassato              Senior Vice President       None
            609 W. Littleton Blvd., Suite 310
          Littleton, CO  80120



            Christopher J. Cassin          Senior Vice President       None
          111 W. Chicago Avenue, Suite G3
          Hinsdale, IL  60521



            Denise M. Cassin               Vice President              None
          1301 Stoney Creek Drive
          San Ramon, CA  94583



L          Larry P. Clemmensen            Trustee                     None



L          Kevin G. Clifford              Trustee, President and      None
                                         Co-Chief Executive Officer



            Ruth M. Collier                Vice President              None
          145 West 67th Street, #12K
          New York, NY  10023

S          David Coolbaugh                Assistant Vice President    None

            Thomas E. Cournoyer            Vice President              None
          2333 Granada Boulevard
          Coral Gables, FL  33134



            Douglas A. Critchell                             Senior Vice President                               None

          3521 Rittenhouse Street, N.W.
          Washington, D.C.  20015

L          Carl D. Cutting                Vice President              None



            Daniel J. Delianedis           Regional Vice President     None

            8689 Braxton Drive

            Eden Prairie, MN 55347



            Michael A. Dilella             Vice President              None
          P.O. Box 661
          Ramsey, NJ  07446



            G. Michael Dill                Senior Vice President       None
          505 E. Main Street
          Jenks, OK  74037



            Kirk D. Dodge                  Senior Vice President       None

            633 Menlo Avenue, Suite 210
          Menlo Park, CA 94025



            Peter J. Doran                 Senior Vice President       None
          1205 Franklin Avenue
          Garden City, NY 11530



L          Michael J. Downer              Secretary                   Vice President



            Robert W. Durbin               Vice President              None
          74 Sunny Lane
          Tiffin, OH 44883



I          Lloyd G. Edwards               Senior Vice President       None



L          Paul H. Fieberg                Senior Vice President       None



            John Fodor                     Vice President              None
          15 Latisquama Road
          Southborough, MA  01772



L          Mark P. Freeman, Jr.           Trustee,                    None



            Clyde E. Gardner               Senior Vice President       None
          Route 2, Box 3162
          Osage Beach, MO 65065



B          Evelyn K. Glassford            Vice President              None



            Jeffrey J. Greiner             Vice President              None

            12210 Taylor Road
          Plain City, OH 43064

L          Paul G. Haaga, Jr.             Trustee                     Chairman of the Board

B          Mariellen Hamann               Assistant Vice President    None



            David E. Harper                Senior Vice President       None
          R.D. 1, Box 210, Rte. 519
          Frenchtown, NJ 08825

            Ronald R. Hulsey               Vice President              None
          6744 Avalon
          Dallas, TX 75214



            Robert S. Irish                Regional Vice President     None
          1225 Vista Del Mar Drive
          Delray Beach, FL  33483



L          Robert L. Johansen             Vice President              None



            Michael J. Johnston                                        None

            630 Fifth Ave., 36th Floor     Trustee

            New York, NY 10111-0121

B          Damien M. Jordan               Vice President              None



            V. John Kriss                  Senior Vice President       None
          P.O. Box 274
          Surfside, CA  90743



            Arthur J. Levine               Vice President              None
          12558 Highlands Place
          Fishers, IN 46038



B          Karl A. Lewis                  Assistant Vice President    None



            T. Blake Liberty               Regional Vice President     None

            5506 East Mineral Lane
          Littleton, CO 80122



L          Lorin E. Liesy                 Assistant Vice President    None



L          Susan G. Lindgren              Vice President - Institutional    None
                                         Investment Services



S          Stella Lopez                   Vice President              None



LW         Robert W. Lovelace             Trustee                     None



            Stephen A. Malbasa             Vice President              None
          13405 Lake Shore Blvd.
          Cleveland, OH  44110



            Steven M. Markel               Senior Vice President       None
          5241 South Race Street
          Littleton, CO  80121



L          J. Clifton Massar              Trustee and Senior Vice     None
                                         President



L          E. Lee McClennahan             Senior Vice President       None



L          James R. McCrary               Assistant Vice President    None

S          John V. McLaughlin             Senior Vice President       None



            Terry W. McNabb                Vice President              None
          2002 Barrett Station Road
          St. Louis, MO 63131



L          R. William Melinat             Vice President - Institutional   None
                                         Investment Services



            David R. Murray                                  Vice President                               None
          60 Briant Drive
          Sudbury, MA 01776



            Stephen S. Nelson              Vice President              None

            P. O. Box 470528
          Charlotte, NC 28247-0528

            William E. Noe                 Regional Vice President     None
          304 River Oaks Road
          Brentwood, TN  37027

            Peter A. Nyhus                 Regional Vice President     None
          3084 Wilds Ridge Court
          Prior Lake, MN 55372



            Eric P. Olson                  Regional Vice President     None
          62 Park Drive
          Glenview, IL 60025



            Federic Phillips                                    Vice President                               None
          175 Highland Avenue
          Needham, MA 02194



B          Candance D. Pilgrim            Assistant Vice President    None



            Carl S. Platou                 Regional Vice President     None
          4021 96th Avenue, S.E.
          Mercer Island, WA 98040



L          John O. Post, Jr.              Vice President              None

S          Richard P. Prior               Assistant Vice President    None



            Steven J. Reitman              Vice President              None
          212 The Lane
          Hinsdale, IL  60521



            Brian A. Roberts                                  Vice President                               None
          P.O. Box 472245
          Charlotte, NC  28247





            George S. Ross                 Senior Vice President       None
          55 Madison Avenue
          Morristown, NJ 07960



L          Julie D. Roth                  Vice President              None



L          James F. Rothenberg            Trustee                     None



            Douglas F. Rowe                Regional Vice President     None

            30008 Oakland Hills Drive
          Georgetown, TX 78628



            Christopher S. Rowey           Regional Vice President     None

            9417 Beverlywood Street

            Los Angeles, CA 90034



            Dean B. Rydquist               Vice President              None
          1080 Bay Pointe Crossing
          Alpharetta, GA 30005



            Richard R. Samson              Vice President              None

            4604 Glencoe Avenue, #4
          Marina del Rey, CA 90292



            Joseph D. Scarpitti            Regional Vice President     None
          31465 St. Andrews
          Westlake, OH  44145

L          R. Michael Shanahan            Trustee                     None



            David W. Short              Trustee, Chairman of the Board   None
          11 Chestnut Lane               and Co-Chief Executive Officer
          Cheswick, PA 15024

            William P. Simon, Jr.          Senior Vice President       None
          554 Canterbury Lane
          Berwyn, PA 19312



L          John C. Smith                  Assistant Vice President -   None
                                         Institutional Investment Services



            Rodney G. Smith                Vice President              None

            100 N. Central Expressway
          Suite 1214
          Richardson, TX 75080



            Nicholas D. Spadaccini         Regional Vice President     None
          855 Markley Woods Way
          Cincinnati, OH 45230



L          Kristen J. Spazafumo           Assistant Vice President    None



            Daniel S. Spradling            Senior Vice President       None

            181 Second Avenue, Suite 228
          San Mateo, CA  94401



B          Max D. Stites                  Vice President              None



            Thomas A. Stout                                 Regional Vice President                               None

          3919 Whooping Crane Circle
          Virginia Beach, VA 23455



            Craig R. Strauser              Regional Vice President     None

            3 Dover Way
          Lake Oswego, OR 97034



            Francis N. Strazzeri           Vice President              None
          31641 Saddletree Drive
          Westlake Village, CA 91361



L          Drew W. Taylor                 Assistant Vice President    None



S          James P. Toomey                Vice President              None



I          Christopher E. Trede           Vice President              None



            George F. Truesdail            Vice President              None
          400 Abbotsford Court
          Charlotte, NC 28270



            Scott W. Ursin-Smith           Regional Vice President     None

            60 Reedland Woods Way
          Tiburon, CA 94920



L          David M. Ward                  Vice President - Institutional   None
                                         Investment Services



            Thomas E. Warren               Regional Vice President     None

            119 Faubel Street
          Sarasota, FL  34242



L          J. Kelly Webb                  Senior Vice President, Treasurer   None



            Gregory J. Weimer              Vice President              None
          206 Hardwood Drive
          Venetia, PA  15367



B          Timothy W. Weiss               Trustee                     None



            N. Dexter Williams             Senior Vice President       None

            P.O. Box 2200

            Danville, CA 94526

            Timothy J. Wilson              Regional Vice President     None
          113 Farmview Place
          Venetia, PA  15367



B          Laura Wimberly                 Vice President              None



H          Marshall D. Wingo              Trustee, Senior Vice President   None



L          Robert L. Winston              Trustee, Senior Vice President    None



            Laurie B. Wood                 Regional Vice President     None

            3500 W. Camino de Urania
          Tucson, AZ 85741



            William R. Yost                Regional Vice President     None
          9320 Overlook Trail
          Eden Prairie, MN  55347



            Janet M. Young                 Regional Vice President     None
          1616 Vermont
          Houston, TX  77006



            Scott D. Zambon                Regional Vice President     None
          320 Robinson Drive
          Tustin Ranch, CA  92782


 ______________________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW   Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles,
CA 90025
B Business Address, 135 South State College Blvd., Brea, CA  92821
S Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230
H  Business Address, 5300 Robin Hood Road, Norfolk, VA  23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240


 (c)  None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230, 5300 Robin Hood Road, Norfolk, VA 23513 and 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240.

 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 29. MANAGEMENT SERVICES.
 None.

ITEM 30. UNDERTAKINGS.
 n/a

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27th day of July, 1998.

  LIMITED TERM TAX-EXEMPT BOND FUND
   OF AMERICA
   By  /s/  Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on July 27, 1998, by the following persons in the capacities indicated.

         SIGNATURE                                      TITLE



(1)      Principal Executive Officer:



         /s/ Abner D. Goldstine                                President and Trustee

            (Abner D. Goldstine)



(2)      Principal Financial Officer and Principal Accounting Officer:



         /s/ Anthony W. Hynes, Jr.                         Treasurer

            (Anthony W. Hynes, Jr.)



(3)      Trustees:



         H. Frederick Christie*                         Trustee
         Don R. Conlan*                                 Trustee
         Diane C. Creel*                                Trustee

         Martin Fenton, Jr.*                            Trustee
         Leonard R. Fuller*                             Trustee



         /s/ Abner D. Goldstine                                President and Trustee

            (Abner D. Goldstine)



         /s/ Paul G. Haaga, Jr.                                Chairman and Trustee

            (Paul G. Haaga, Jr.



         Herbert Hoover III*                            Trustee

         Richard G. Newman*                             Trustee


*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact
 Limited Term Tax-Exempt Bond Fund of America   C-15